Future Minimum Rentals from Vehicles and Equipment on Operating Leases (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Future Minimum Payments Receivable [Line Items]
2016	¥ 728,864
2017	461,905
2018	200,318
2019	50,092
2020	11,587
Thereafter	1,633
Total minimum future rentals	¥ 1,454,399